Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Indefinite Lived Intangible Assets By Major Class [Line Items]
Impairment	$ 0	$ 0	$ 0
Goodwill	9,947,100,000	8,951,100,000	8,818,500,000
Current Liability [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Liabilities Assumed	15,000,000	31,000,000
Noncurrent Liability [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Liabilities Assumed		35,000,000
Intellectual Property [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets subject to amortization			$ 86,100,000
Technology [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets subject to amortization	$ 27,000,000	$ 205,800,000
Weighted average amortization period of intangible assets	7 years	8 years